Note 8 - Derivative Liability on Warrants (Details) - Changes in Fair Value of Derivative Warrants (USD $)	3 Months Ended
Mar. 31, 2015
Note 8 - Derivative Liability on Warrants (Details) - Changes in Fair Value of Derivative Warrants [Line Items]
Balance at March 31, 2015	$ 1,269,215
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Note 8 - Derivative Liability on Warrants (Details) - Changes in Fair Value of Derivative Warrants [Line Items]
Beginning balance December 31, 2014
Derivative warrants issued	1,586,884
Change in fair value included in net loss	(317,669)
Balance at March 31, 2015	1,269,215
Warrant [Member]
Note 8 - Derivative Liability on Warrants (Details) - Changes in Fair Value of Derivative Warrants [Line Items]
Change in fair value included in net loss	$ (317,669)